FIRST INVESTORS TAX EXEMPT FUNDS

                       SUPPLEMENT DATED MARCH 11, 2002 TO
                    THE ANNUAL REPORT DATED DECEMBER 31, 2001


         The annual report is hereby amended by adding the following statement to the first footnote of the Trustees and Officers Chart located on page 154:

         The Statement of Additional Information includes information about Fund directors/trustees and is available, without charge, upon request, by contacting the Fund at 1-800-423-4026.

ARTEF02